Earnings / Loss per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings / Loss per Share [Abstract]
Schedule of earnings / (loss) per share
	Six month period ended June 30,
	2014	2015
Income / (Loss):
Net income / (loss)	$(3,870)	$(105,197)

Basic earnings/ (loss) per share:
Weighted average common shares outstanding, basic	28,973,621	171,736,658
Basic earnings (loss) per share	$(0.13)	$(0.61)

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	-
Weighted average common shares outstanding, diluted	28,973,621	171,736,658
Diluted earnings / (loss) per share	$(0.13)	$(0.61)